IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 13.1	$ 7.7	$ 3.9
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4	8.8	4.6
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.7	3.0	1.4
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.7	3.1	1.8
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	2.4	1.2
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9	1.3	2.1
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	1.9	1.6
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(19.8)	(12.8)	(8.8)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	22.0
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.2
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.5
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.4
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.9	5.8	5.1	$ 8.9	$ 5.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3	6.5	4.2	5.9	4.1
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.4	1.9	1.3	4.1	1.3
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0	2.3	3.2	3.7	3.4
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	2.5	1.4	2.0	1.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6	2.9	1.8	2.8	1.6
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2	1.9	1.7	2.1	1.6
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (11.0)	$ (12.2)	$ (8.5)	$ (11.7)	$ (8.2)